CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - EUR (€)	Dec. 31, 2025	Dec. 31, 2024
Non-current assets
Intangible assets	€ 65,000,000	€ 65,000,000
Current assets
VAT receivable	17,033	8,138
Prepayments	122,507	0
Cash and cash equivalents	1,058	11
Total current assets	140,598	8,149
Total assets	65,140,598	65,008,149
STOCKHOLDERS’ EQUITY
Share capital	250,000	250,000
Share premium	71,347,078	71,347,078
Deficit	(7,452,662)	(6,628,685)
Total stockholders’ equity	64,144,416	64,968,393
Non-current liabilities
Advances from related parties	907,671	0
Current liabilities
Trade and other payables	88,511	39,756
Total liabilities	996,182	39,756
Total stockholders’ equity and liabilities	€ 65,140,598	€ 65,008,149